Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE O - EMPLOYEE BENEFIT PLAN

The Company has adopted a 401(k) plan (the Plan) for the benefit of all eligible employees of the Company, as defined in the Plan Agreement. The Plan allows participants to make pretax contributions limited to amounts established by tax laws. The employee contributions and earnings thereon are always 100% vested, and the employers’ match, if made, vests ratably over a three-year period. Employees are eligible to participate in the Plan in the first month after turning age 21 and upon completion of three months of full time service or at least 1,000 hours of service for part-time participants. The Plan allows for hardship withdrawals and loans from participant accounts. All amounts contributed to the Plan are deposited into a trust fund administered by independent trustees. Qualified non-elective contributions or discretionary contributions may be made at the Company's discretion. The Company contributed $250,000 to the Plan in 2014.